Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Net Income Per Unit - Basic and Diluted (Table)

	For the six-month periods ended June 30,
BASIC and DILUTED	2024	2023
Numerators
Partnership’s net income	$68,080	$17,440
Less:
General Partner’s interest in Partnership’s net income	428	297
Partnership’s net income allocable to unvested units	305	423
Common unit holders’ interest in Partnership’s net income	$67,347	$16,720
Denominators
Weighted average number of common units outstanding, basic and diluted	54,851,934	19,639,212
Net income per common unit:
Basic and diluted	$1.23	$0.85